Income tax - Income tax expense (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total tax expense
Current income tax expense	₽ (1,620)	₽ (818)	₽ (698)
Deferred tax benefit/(expense)	128	(57)
Income tax expense for the year	₽ (1,492)	₽ (875)	₽ (698)